Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Cash Flow Disclosures) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		$ 477	$ 561	$ 525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets		6	12	5
Additions to fixed assets		(113)	(112)	(135)
Additions to intangible assets		(4)	(7)	(2)
Acquisitions of operations, net of cash acquired		(241)	(30)	(33)
Payments to acquire other investments		(10)	(7)	(7)
Proceeds from Sale of Equity Method Investments		0	4	0
Proceeds from Divestiture of Businesses, Net of Cash Divested		86	20	0
Cash received on intercompany investing activities		0	0	0
Cash paid on intercompany investing activities		0	0	0
Additional investment in subsidiaries		0
Net cash (used in) provided by continuing investing activities		(276)	(120)	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued	$ 800	0	522	0
Debt issuance costs		(3)	(8)	0
Repayments of debt		(15)	(536)	(15)
Payments of Debt Extinguishment Costs		0	(65)	0
Proceeds from issue of other debt		0	0	1
Repurchase of shares		(213)	0	(100)
Proceeds from issue of shares		134	155	53
Excess tax benefits from share-based payment arrangements		5	2	2
Dividends paid		(210)	(193)	(185)
Proceeds from Noncontrolling Interests		0	0	3
Acquisition of noncontrolling interests		(4)	(4)	(39)
Dividends paid to noncontrolling interests		(17)	(10)	(11)
Cash received on intercompany financing activities		0	0	0
Cash paid on intercompany financing activities		0	0	0
Net cash used in financing activities		(323)	(137)	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(122)	304	62
Effect of exchange rate changes on cash and cash equivalents		(39)	(8)	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		796	500	436
CASH AND CASH EQUIVALENTS, END OF YEAR		635	796	500
Parent Company [Member]
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		(35)	4	(23)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets		0	0	0
Additions to fixed assets		0	0	0
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	0	0
Payments to acquire other investments		0	0	0
Proceeds from Sale of Equity Method Investments			0
Proceeds from Divestiture of Businesses, Net of Cash Divested		0	0
Cash received on intercompany investing activities		361	383	256
Cash paid on intercompany investing activities		0	(347)	0
Additional investment in subsidiaries		(31)
Net cash (used in) provided by continuing investing activities		330	36	256
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued			0
Debt issuance costs		0	0
Repayments of debt		0	0	0
Payments of Debt Extinguishment Costs			0
Proceeds from issue of other debt				0
Repurchase of shares		(213)		(100)
Proceeds from issue of shares		134	155	53
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		(210)	(193)	(185)
Payments to Noncontrolling Interests				0
Proceeds from Noncontrolling Interests				0
Acquisition of noncontrolling interests		0	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		0	0	0
Cash paid on intercompany financing activities		0	0	0
Net cash used in financing activities		(289)	(38)	(232)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		6	2	1
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		3	1	0
CASH AND CASH EQUIVALENTS, END OF YEAR		9	3	1
Other Guarantors [Member]
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		387	125	1,504
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets		0	0	0
Additions to fixed assets		(9)	(7)	(7)
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	(237)	0
Payments to acquire other investments		0	0	0
Proceeds from Sale of Equity Method Investments			0
Proceeds from Divestiture of Businesses, Net of Cash Divested		0	0
Cash received on intercompany investing activities		0	211	216
Cash paid on intercompany investing activities		(53)	(442)	(318)
Additional investment in subsidiaries		0
Net cash (used in) provided by continuing investing activities		(62)	(475)	(109)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued			522
Debt issuance costs		0	(8)
Repayments of debt		(15)	(15)	(15)
Payments of Debt Extinguishment Costs			0
Proceeds from issue of other debt				1
Repurchase of shares		0		0
Proceeds from issue of shares		0	0	0
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		0	0	0
Payments to Noncontrolling Interests				0
Acquisition of noncontrolling interests		(4)	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		46	321	81
Cash paid on intercompany financing activities		(353)	(467)	(1,462)
Net cash used in financing activities		(326)	353	(1,395)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(1)	3	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		3	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR		2	3	0
The Issuer
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		265	7	(44)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets		1	3	0
Additions to fixed assets		(10)	(11)	(19)
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	(230)	0
Payments to acquire other investments		0	0	0
Proceeds from Sale of Equity Method Investments			0
Proceeds from Divestiture of Businesses, Net of Cash Divested		0	230
Cash received on intercompany investing activities		120	36	44
Cash paid on intercompany investing activities		(131)	(120)	(10)
Additional investment in subsidiaries		0
Net cash (used in) provided by continuing investing activities		(20)	(92)	15
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued			0
Debt issuance costs		0	0
Repayments of debt		0	(521)	0
Payments of Debt Extinguishment Costs			(65)
Proceeds from issue of other debt				0
Repurchase of shares		0		0
Proceeds from issue of shares		0	0	0
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		0	(230)	0
Payments to Noncontrolling Interests				0
Acquisition of noncontrolling interests		0	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		4	901	0
Cash paid on intercompany financing activities		(249)	0	(134)
Net cash used in financing activities		(245)	85	(134)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		0	0	(163)
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		0	0	163
CASH AND CASH EQUIVALENTS, END OF YEAR		0	0	0
Other
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		212	662	(97)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets		6	9	5
Additions to fixed assets		(95)	(94)	(109)
Additions to intangible assets		(4)	(7)	(2)
Acquisitions of operations, net of cash acquired		(241)	(30)	(33)
Payments to acquire other investments		(10)	(7)	(7)
Proceeds from Sale of Equity Method Investments			4
Proceeds from Divestiture of Businesses, Net of Cash Divested		86	257
Cash received on intercompany investing activities		435	60	1,230
Cash paid on intercompany investing activities		(46)	(780)	(81)
Additional investment in subsidiaries		0
Net cash (used in) provided by continuing investing activities		131	(588)	1,003
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued			0
Debt issuance costs		(3)	0
Repayments of debt		0	0	0
Payments of Debt Extinguishment Costs			0
Proceeds from issue of other debt				0
Repurchase of shares		0		0
Proceeds from issue of shares		31	0	0
Excess tax benefits from share-based payment arrangements		5	2	2
Dividends paid		(352)	(7)	(815)
Proceeds from Noncontrolling Interests				3
Acquisition of noncontrolling interests		0	(4)	(39)
Dividends paid to noncontrolling interests		(17)	(10)	(11)
Cash received on intercompany financing activities		180	467	328
Cash paid on intercompany financing activities		(314)	(223)	(150)
Net cash used in financing activities		(470)	225	(682)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(127)	299	224
Effect of exchange rate changes on cash and cash equivalents		(39)	(8)	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		790	499	273
CASH AND CASH EQUIVALENTS, END OF YEAR		624	790	499
Consolidating adjustments
Consolidated Statements of Cash Flows [Abstract]
NET CASH (USED BY) PROVIDED BY OPERATING ACTIVITIES		(352)	(237)	(815)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets		(1)	0	0
Additions to fixed assets		1	0	0
Additions to intangible assets		0	0	0
Acquisitions of operations, net of cash acquired		0	467	0
Payments to acquire other investments		0	0	0
Proceeds from Sale of Equity Method Investments			0
Proceeds from Divestiture of Businesses, Net of Cash Divested		0	(467)
Cash received on intercompany investing activities		(916)	(690)	(1,746)
Cash paid on intercompany investing activities		230	1,689	409
Additional investment in subsidiaries		31
Net cash (used in) provided by continuing investing activities		(655)	999	(1,337)
CASH FLOWS FROM FINANCING ACTIVITIES
Senior notes issued			0
Debt issuance costs		0	0
Repayments of debt		0	0	0
Payments of Debt Extinguishment Costs			0
Proceeds from issue of other debt				0
Repurchase of shares		0		0
Proceeds from issue of shares		(31)	0	0
Excess tax benefits from share-based payment arrangements		0	0	0
Dividends paid		352	237	815
Payments to Noncontrolling Interests				0
Acquisition of noncontrolling interests		0	0	0
Dividends paid to noncontrolling interests		0	0	0
Cash received on intercompany financing activities		(230)	(1,689)	(409)
Cash paid on intercompany financing activities		916	690	1,746
Net cash used in financing activities		1,007	(762)	2,152
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		0	0	0
Effect of exchange rate changes on cash and cash equivalents		0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR		$ 0	$ 0	$ 0